Subsequent Events (Details) $ / shares in Units, $ in Thousands	6 Months Ended			7 Months Ended
	Jul. 02, 2018 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jul. 31, 2018 USD ($)	Jul. 25, 2018 USD ($) $ / shares	Jun. 30, 2013 USD ($)
Subsequent Event [Line Items]
Gain / (Loss) on sale of vessel		$ 0	$ (1,260)
Term Loan B Facility
Subsequent Event [Line Items]
Debt amount						$ 250,000
YM Unity
Subsequent Event [Line Items]
Vessel year built		2006
Capacity per each container in TEU		8,204
YM Utmost
Subsequent Event [Line Items]
Vessel year built		2006
Capacity per each container in TEU		8,204
Subsequent Event | Term Loan B Facility
Subsequent Event [Line Items]
Repayment of debt	$ 20,200
Description of assets pledged as collateral	Four drybulk vessels and $4,000 in cash substituted YM Unity and the YM Utmost
Cash collateral	$ 4,000
Subsequent Event | New term loan facility
Subsequent Event [Line Items]
Interest rate description				LIBOR plus 290 bps
Interest rate percentage				2.90%
Debt instrument term				5 years
Maturity Date				Jul. 31, 2023
Subsequent Event | Navios Sphera
Subsequent Event [Line Items]
Vessel year built				2016
Vessel type				Panamax
Vessel capacity in DWT				84,872
Subsequent Event | Navios Mars
Subsequent Event [Line Items]
Vessel year built				2016
Vessel type				Capesize
Vessel capacity in DWT				181,259
Subsequent Event | Navios Sphera and Mars
Subsequent Event [Line Items]
Purchase price				$ 79,000
Subsequent Event | Navios Sphera and Mars | New term loan facility
Subsequent Event [Line Items]
Debt amount				$ 44,000
Subsequent Event | YM Unity and YM Utmost
Subsequent Event [Line Items]
Gross sale price	67,000
Gain / (Loss) on sale of vessel	$ 37,860
Installment 2 - FY 2018 | Subsequent Event
Subsequent Event [Line Items]
Declaration date					Jul. 25, 2018
Cash distribution declared per unit | $ / shares					$ 0.02
Distribution date					Aug. 10, 2018
Date of record					Aug. 07, 2018
Aggregate amount of cash distributions paid					$ 3,420